Preferred Stock	12 Months Ended
Dec. 31, 2016
Preferred Stock [Abstract]
Preferred Stock

Note 18: Preferred Stock
We are authorized to issue 20 million shares of preferred stock and 4 million shares of preference stock, both without par value. Preferred shares outstanding rank senior to common shares both as to dividends and liquidation preference but have no general voting rights. We have not issued any preference shares under this authorization. If issued, preference shares would be limited to one vote per share. Our total authorized, issued and outstanding preferred stock is presented in the following two tables along with the Employee Stock Ownership Plan (ESOP) Cumulative Convertible Preferred Stock.
Table 18.1: Preferred Stock Shares

	December 31, 2016		December 31, 2015
	Liquidation preference per share	Shares authorized and designated	Liquidation preference per share	Shares authorized and designated
DEP Shares
Dividend Equalization Preferred Shares (DEP)	$10	97,000	$10	97,000
Series H
Floating Class A Preferred Stock	20,000	50,000	20,000	50,000
Series I
Floating Class A Preferred Stock	100,000	25,010	100,000	25,010
Series J
8.00% Non-Cumulative Perpetual Class A Preferred Stock	1,000	2,300,000	1,000	2,300,000
Series K
7.98% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	1,000	3,500,000	1,000	3,500,000
Series L
7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock	1,000	4,025,000	1,000	4,025,000
Series N
5.20% Non-Cumulative Perpetual Class A Preferred Stock	25,000	30,000	25,000	30,000
Series O
5.125% Non-Cumulative Perpetual Class A Preferred Stock	25,000	27,600	25,000	27,600
Series P
5.25% Non-Cumulative Perpetual Class A Preferred Stock	25,000	26,400	25,000	26,400
Series Q
5.85% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	25,000	69,000	25,000	69,000
Series R
6.625% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	25,000	34,500	25,000	34,500
Series S
5.90% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	25,000	80,000	25,000	80,000
Series T
6.00% Non-Cumulative Perpetual Class A Preferred Stock	25,000	32,200	25,000	32,200
Series U
5.875% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	25,000	80,000	25,000	80,000
Series V
6.00% Non-Cumulative Perpetual Class A Preferred Stock	25,000	40,000	25,000	40,000
Series W
5.70% Non-Cumulative Perpetual Class A Preferred Stock	25,000	40,000	—	—
Series X
5.50% Non-Cumulative Perpetual Class A Preferred Stock	25,000	46,000	—	—
ESOP
Cumulative Convertible Preferred Stock (1)	—	1,439,181	—	1,252,386
Total		11,941,891		11,669,096

(1)	See the ESOP Cumulative Convertible Preferred Stock section of this Note for additional information about the liquidation preference for the ESOP Cumulative Preferred Stock.
Table 18.2: Preferred Stock – Shares Issued and Carrying Value

	December 31, 2016				December 31, 2015
(in millions, except shares)	Shares issued and outstanding	Liquidation preference value	Carrying value	Discount	Shares issued and outstanding	Liquidation preference value	Carrying value	Discount
DEP Shares
Dividend Equalization Preferred Shares (DEP)	96,546	$—	—	—	96,546	$—	—	—
Series I (1)
Floating Class A Preferred Stock	25,010	2,501	2,501	—	25,010	2,501	2,501	—
Series J (1)
8.00% Non-Cumulative Perpetual Class A Preferred Stock	2,150,375	2,150	1,995	155	2,150,375	2,150	1,995	155
Series K (1)
7.98% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	3,352,000	3,352	2,876	476	3,352,000	3,352	2,876	476
Series L (1)
7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock	3,968,000	3,968	3,200	768	3,968,000	3,968	3,200	768
Series N (1)
5.20% Non-Cumulative Perpetual Class A Preferred Stock	30,000	750	750	—	30,000	750	750	—
Series O (1)
5.125% Non-Cumulative Perpetual Class A Preferred Stock	26,000	650	650	—	26,000	650	650	—
Series P (1)
5.25% Non-Cumulative Perpetual Class A Preferred Stock	25,000	625	625	—	25,000	625	625	—
Series Q (1)
5.85% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	69,000	1,725	1,725	—	69,000	1,725	1,725	—
Series R (1)
6.625% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	33,600	840	840	—	33,600	840	840	—
Series S (1)
5.90% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	80,000	2,000	2,000	—	80,000	2,000	2,000	—
Series T (1)
6.00% Non-Cumulative Perpetual Class A Preferred Stock	32,000	800	800	—	32,000	800	800	—
Series U (1)
5.875% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	80,000	2,000	2,000	—	80,000	2,000	2,000	—
Series V (1)
6.00% Non-Cumulative Perpetual Class A Preferred Stock	40,000	1,000	1,000	—	40,000	1,000	1,000	—
Series W (1)
5.70% Non-Cumulative Perpetual Class A Preferred Stock	40,000	1,000	1,000	—	—	—	—	—
Series X (1)
5.50% Non-Cumulative Perpetual Class A Preferred Stock	46,000	1,150	1,150	—	—	—	—	—
ESOP
Cumulative Convertible Preferred Stock	1,439,181	1,439	1,439	—	1,252,386	1,252	1,252	—
Total	11,532,712	$25,950	24,551	1,399	11,259,917	$23,613	22,214	1,399

(1)	Preferred shares qualify as Tier 1 capital.

In January 2016, we issued 40 million Depositary Shares, each representing a 1/1,000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series W, for an aggregate public offering price of $1.0 billion. In June 2016, we issued 46 million Depositary Shares, each representing a 1/1,000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series X, for an aggregate public offering price of $1.2 billion.
See Note 8 (Securitizations and Variable Interest Entities) for additional information on our trust preferred securities. On January 26, 2017, we filed with the Delaware Secretary of State a Certificate Eliminating the Certificate of Designations with respect to the Series H preferred stock.
ESOP CUMULATIVE CONVERTIBLE PREFERRED STOCK All shares of our ESOP Cumulative Convertible Preferred Stock (ESOP Preferred Stock) were issued to a trustee acting on behalf of the Wells Fargo & Company 401(k) Plan (the 401(k) Plan). Dividends on the ESOP Preferred Stock are cumulative from the date of initial issuance and are payable quarterly at annual rates based upon the year of issuance. Each share of ESOP Preferred Stock released from the unallocated reserve of the 401(k) Plan is converted into shares of our common stock based on the stated value of the ESOP Preferred Stock and the then current market price of our common stock. The ESOP Preferred Stock is also convertible at the option of the holder at any time, unless previously redeemed. We have the option to redeem the ESOP Preferred Stock at any time, in whole or in part, at a redemption price per share equal to the higher of (a) $1,000 per share plus accrued and unpaid dividends or (b) the fair market value, as defined in the Certificates of Designation for the ESOP Preferred Stock.

Table 18.3: ESOP Preferred Stock

	Shares issued and outstanding		Carrying value		Adjustable dividend rate
	Dec 31,	Dec 31,	Dec 31,	Dec 31,
(in millions, except shares)	2016	2015	2016	2015	Minimum	Maximum
ESOP Preferred Stock
$1,000 liquidation preference per share
2016	358,528	—	$358	—	9.30%	10.30
2015	200,820	220,408	201	220	8.90	9.90
2014	255,413	283,791	255	284	8.70	9.70
2013	222,558	251,304	223	251	8.50	9.50
2012	144,072	166,353	144	166	10.00	11.00
2011	149,301	177,614	149	178	9.00	10.00
2010	90,775	113,234	91	113	9.50	10.50
2008	17,714	28,972	18	29	10.50	11.50
2007	—	10,710	—	11	10.75	11.75
Total ESOP Preferred Stock (1)	1,439,181	1,252,386	$1,439	1,252
Unearned ESOP shares (2)			$(1,565)	(1,362)

(1)	At December 31, 2016 and 2015, additional paid-in capital included $126 million and $110 million, respectively, related to ESOP preferred stock.

(2)
We recorded a corresponding charge to unearned ESOP shares in connection with the issuance of the ESOP Preferred Stock. The unearned ESOP shares are reduced as shares of the ESOP Preferred Stock are committed to be released.